Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Other Assets [Abstract]
Other Assets
15.	OTHER ASSETS
The Group maintains segregated bank accounts with corporate banks to hold clients’ monies on trust under custody for the conduct of the regulated activities. The Group has classified the clients’ monies as other assets under the assets section of the consolidated statements of financial position and recognized the corresponding amounts as clients’ monies held on trust in accounts payable (Note 20) to respective clients on the basis that it is legally liable for any possible loss or misappropriation of the clients’ monies.